Shareholder Report, Line Graph (Details) - USD ($)						6 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended	18 Months Ended	20 Months Ended	22 Months Ended		24 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended		36 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 15, 2022	Dec. 14, 2022	Apr. 11, 2022	Feb. 09, 2018	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2016	Sep. 30, 2023	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2017	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000175516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets Equity Fund (Class R6/RREMX)
Accumulated Value					$ 250,000					$ 285,217.25					$ 333,571.52					$ 330,627.31			$ 340,285.64		$ 370,476.09		$ 414,196.54		$ 313,610.37		$ 367,843.3	$ 463,196.24	$ 535,032.99
C000134842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets Equity Fund (Class I/REEIX)
Accumulated Value					250,000					285,213.62					333,503.3					330,757.34			340,143.28		370,467.17		414,086.85		313,940.79		367,827.6	463,338.38	534,884.63
C000134841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)
Accumulated Value					9,428.57					10,740.72					12,545.83					12,395.4			12,731.59		13,828.92		15,415.5		11,659.19		13,628.63	17,126.56	19,719.92
C000138515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)
Accumulated Value					9,851.19					10,101.96					10,267.85					10,326.43			10,850.22		11,236.67		11,350.71		10,731.52		11,228.67	12,141	12,623.09
C000135576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)
Accumulated Value					10,000					10,275.12					10,454.37					10,524.97			11,069.86		11,465.07		11,592.78		10,970.86		11,490.79	12,437.36	12,944.07
C000135577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)
Accumulated Value					10,000					10,182.64					10,364.66					10,520.25			10,918.04		11,219.95		11,324.47		10,987.77		11,716.54	12,665.78	13,258
C000138516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)
Accumulated Value					10,000					10,192.4					10,353.58					10,508.84			10,895.03		11,173.76		11,277.89		10,921.21		11,633.72	12,563.27	13,137.65
C000217814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)
Accumulated Value					9,428					10,569					12,923					14,964			15,256		18,042		23,401		17,410		18,819	24,576	28,029
C000146417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Global Opportunities Fund (Class I/RGOIX)
Accumulated Value					100,000					112,173.46					137,238.6					159,309.83			162,823.99		193,065.98		250,993.52		187,285.12		202,896.91	265,627.69	303,709.7
C000175517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Global Opportunities Fund (Class R6/RGORX)
Accumulated Value					250,000					280,572.68					343,381.33					398,803.49			407,616.07		483,637.05		629,234.94		469,602.01		509,209.59	667,051.58	762,699.33
C000195522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)
Accumulated Value				$ 250,000			$ 220,250					$ 213,452.04					$ 220,997.13					$ 292,070.68		$ 211,327.26		$ 248,198.83		$ 309,822.94		$ 376,344.69
C000195521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets Value Equity Fund (Class I/REMVX)
Accumulated Value				250,000			220,000					213,046.83					220,461.14					291,365.23		210,572.31		247,097.91		308,482.68		374,689.84
C000195520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)
Accumulated Value				9,425.07			8,285.91					8,004.03					8,261.73					10,891.56		7,860.46		9,199.69		11,445.17		13,872
C000235076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)
Accumulated Value			$ 9,425.07								$ 7,736.3					$ 9,258.74					$ 12,610.99
C000235077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC China Equity Fund (Class I/RBCIX)
Accumulated Value			100,000								82,437.6					98,797.1					134,969.1
C000235075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC China Equity Fund (Class R6/RBCRX)
Accumulated Value			250,000								206,170.44					247,477.92					337,902.53
C000240115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)
Accumulated Value	$ 250,000								$ 265,750					$ 345,408.07					$ 378,797.89
C000240114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)
Accumulated Value	250,000								265,750					345,610.88					378,772.74
C000240113 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)
Accumulated Value	9,425.07								10,000					12,972.71					14,163.75
C000240118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)
Accumulated Value		$ 9,425.07						$ 9,557.02					$ 12,272.92					$ 13,054.94
C000240117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC International Equity Fund (Class I/RIEIX)
Accumulated Value		100,000						101,600					130,827.4					139,517.1
C000240116 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC International Equity Fund (Class R6/RIERX)
Accumulated Value		250,000						254,000					327,223.19					349,401.12
C000240119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC International Small Cap Equity Fund (Class R6/RISRX)
Accumulated Value		250,000						239,250					319,186.1					366,562.33
C000240121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC International Small Cap Equity Fund (Class I/RISIX)
Accumulated Value		100,000						95,700					127,511.5					146,482.7
C000240120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)
Accumulated Value		9,425.07						9,000.94					11,969.85					13,709.67
MSCI Emerging Markets Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Net Total Return USD Index
Accumulated Value	10,000			$ 10,000	10,000		$ 9,352.07			11,678.33589		$ 9,163.49			14,301.228		$ 10,129.21					$ 11,973.16		$ 8,607		$ 9,613.96		$ 12,118.6		$ 14,217.86
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index (Regulatory Benchmark)
Accumulated Value					10,000					10,519.24					10,526.87					10,398.86			11,469.52		12,270.65		12,160.82		10,385.38		10,452.31	11,661.48	11,997.77
ICE BofA 1 3 Year US Corporate And Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)
Accumulated Value					10,000					10,132.03					10,198.11					10,226.37			10,701.66		11,101.41		11,140.3		10,566.38		10,867.27	11,648.85	12,131.43
ICE BofA US 1 Year Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)
Accumulated Value					10,000					10,068.5					10,129					10,248.58			10,571.22		10,809.24		10,831.48		10,729.71		11,124.44	11,781.69	12,257.55
MSCI ACWI Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Net Total Return USD Index
Accumulated Value					$ 10,000					$ 11,195.71					$ 13,283.5					$ 14,581.89			$ 14,783.03		$ 16,326.84		$ 20,806.21		$ 16,507.73		$ 19,941.76	$ 26,274.4	$ 30,811.2
MSCI China Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI China Net Total Return USD Index (Regulatory Benchmark)
Accumulated Value			10,000								8,815.22					10,920.96					14,280.33
MSCI China All Shares Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)
Accumulated Value			$ 10,000								$ 8,543.18					$ 10,278.38					$ 12,875.57
MSCI Emerging Markets ex China Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)
Accumulated Value	$ 10,000								$ 10,540.65					$ 13,428.46					$ 15,068.76
MSCI EAFE Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Total Return Net Index
Accumulated Value		10,000						10,342.23					12,903.55					14,837.6
MSCI ACWI ex USA Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)
Accumulated Value		10,000						10,237.85					12,833.47					14,944
MSCI ACWI ex USA Small Cap Total Return Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)
Accumulated Value		$ 10,000						$ 10,273.95					$ 12,662.99					$ 14,680.25